Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2022
Basis of preparation
Schedule of changes to the statement of financial position

in EUR k	Dec 31, 2021 (as previously reported)	Adjustment	Dec 31, 2021 (revised)
Property, plant & equipment	8,147	1,317	9,464
Non-current Assets	39,217	1,317	40,534
Total assets	90,694	1,317	92,011

Retained earnings and other reserves	(109,295)	1,590	(107,705)
Equity	27,503	1,590	29,093

Lease liabilities	15,588	(194)	15,394
Non-current liabilities	23,695	(194)	23,501
Lease liabilities	3,409	(79)	3,330
Current liabilities	39,496	(79)	39,417
Total Liabilities	63,191	(273)	62,918

Schedule of changes to the statements of comprehensive income

	Dec 31, 2021 (as previously reported)	Adjustment	Dec 31, 2021 (revised)
Revenue	189,923	-	189,923
Cost of sales	161,765	(1,317)	160,448
Gross profit	28,158	1,317	29,475
Research and development expenses	19,297	-	19,297
General administrative expenses	46,739	-	46,739
Selling expenses	9,860	-	9,860
Impairment of financial assets	1,140	-	1,140
Other operating income	2,936	273	3,209
Other operating expenses	86	-	86
Operating loss	(46,028)	1,590	(44,438)
Loss for the year	(46,852)	1,590	(45,262)
Total comprehensive loss	(46,309)	1,590	(44,719)
Loss per share- Basic and diluted (in EUR)	(2.06)	0.08	(1.98)